Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Schedule of Current Inventory	Inventories are comprised of the following:

	December 31
	2021	2022
Raw materials	$1,585.8	$2,130.6
Work in progress	71.2	84.1
Finished goods	40.0	135.6
	$1,697.0	$2,350.3